Note 15 - Subsequent Events (Details Textual)	1 Months Ended
Oct. 31, 2015 shares
Stock Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	12,500,000